Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Payables and Accruals
Unearned revenue	$ 23,996	$ 28,469
Accrued off-hire	478	3,443
Accrued purchases	4,722	1,992
Other accruals	4,588	8,284
Total	$ 33,784	$ 42,188